Group information - Additional Information (Detail)		6 Months Ended
	Aug. 18, 2026	Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [line items]
Date of end of reporting period		Jun. 30, 2026
Authorization Of Financial Statements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Date of authorisation for issue of financial statements	Aug. 18, 2026